Consolidated statement of financial position - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
Non-current assets
Goodwill	£ 9,367	£ 9,729
Other intangible assets	3,393	3,431
Property, plant and equipment	69,195	68,907
Other non-current assets	850	848
Pension assets	2,478	2,407
Financial and other investments	795	880
Investments in joint ventures and associates	901	1,420
Derivative financial assets	413	324
Total non-current assets	87,392	87,946
Current assets
Inventories and current intangible assets	639	828
Trade and other receivables	2,661	3,415
Current tax assets	19	11
Financial and other investments	6,140	3,699
Derivative financial assets	145	44
Cash and cash equivalents	1,125	559
Assets held for sale	3,731	1,823
Total current assets	14,460	10,379
Total assets	101,852	98,325
Current liabilities
Borrowings	(2,703)	(4,859)
Derivative financial liabilities	(419)	(335)
Trade and other payables	(3,969)	(4,076)
Contract liabilities	(91)	(127)
Current tax liabilities	(181)	(220)
Provisions	(314)	(298)
Liabilities held for sale	(1,309)	(1,474)
Total current liabilities	(8,986)	(11,389)
Non-current liabilities
Borrowings	(42,473)	(42,213)
Derivative financial liabilities	(854)	(909)
Other non-current liabilities	(848)	(880)
Contract liabilities	(2,200)	(2,119)
Deferred tax liabilities	(7,357)	(7,519)
Pensions and other post-retirement benefit obligations	(603)	(593)
Provisions	(2,665)	(2,811)
Total non-current liabilities	(57,000)	(57,044)
Total liabilities	(65,986)	(68,433)
Net assets	35,866	29,892
Equity
Share capital	637	493
Share premium account	1,289	1,298
Retained earnings	38,670	32,066
Other equity reserves	(4,755)	(3,990)
Total shareholders’ equity	35,841	29,867
Non-controlling interests	25	25
Total equity	£ 35,866	£ 29,892